Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Selling, General and Administrative Expenses	Selling, General and Administrative Expenses
Details of the selling, general and administrative expenses for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Advertising expenses	₩ 38,731	₩ 13,661	₩ 29,898
Bad debt	589	1,402	701
Outsourcing expenses	1,953	2,085	3,755
Fees and commissions	14,613	16,662	15,909
Lease expenses	773	712	646
Salaries	22,991	20,688	17,598
Expenses related to defined contribution and benefit plans	1,181	991	783
Employee benefits	2,385	2,257	1,972
Depreciation	4,240	3,369	2,976
Amortization	1,747	1,340	1,155
Other expenses	3,288	2,899	2,221
Total	₩ 92,491	₩ 66,066	₩ 77,614